Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025
Effective Income Tax Rate Reconciliation [Line Items]
Effective tax rate	0.00%	15.00%
Valuation allowance	$ 4,389,425	$ 3,188,969
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Effective tax rate	21.00%	21.00%
Foreign Tax Jurisdiction [Member] | Inland Revenue, Hong Kong [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Effective tax rate	16.50%	16.50%
Foreign Tax Jurisdiction [Member] | State Administration of Taxation, China [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Effective tax rate	25.00%	15.00%